POST-EMPLOYMENT BENEFITS - Narrative (Details) € in Millions, £ in Millions	12 Months Ended
	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2020 GBP (£)
Disclosure of defined benefit plans [line items]
Property assets contributed to partnership | £					£ 171
Contributions to pension plan	€ 52		€ 61	€ 56
Estimate of contributions expected to be paid to plan for next annual reporting period	49
Current provision for other employee benefit liabilities	13		17
Non-current provision for other employee benefit liabilities	32		43
Contributions to defined contribution plan	€ 34		€ 34	€ 34
Weighted average
Disclosure of defined benefit plans [line items]
Duration of defined benefit obligation	21 years	21 years
Great Britain
Disclosure of defined benefit plans [line items]
Amount of funding arrangements and funding policy that affect future contributions | £		£ 13
Present value of obligation, percentage	74.10%				74.10%
Fair value of assets, percentage	73.60%				73.60%
Additional future funding levels to plan	3.00%	3.00%
Great Britain | Weighted average
Disclosure of defined benefit plans [line items]
Duration of defined benefit obligation	23 years	23 years
Germany
Disclosure of defined benefit plans [line items]
Present value of obligation, percentage	15.90%				15.90%
Fair value of assets, percentage	18.00%				18.00%
Germany | Weighted average
Disclosure of defined benefit plans [line items]
Duration of defined benefit obligation	16 years	16 years